Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 007
Investments
EBP, Shedule Of Significant Investments
The investments that represent 10% or more of the Plan’s net assets available for benefits were as follows:

	As of December 31,
	2025	2024
Donaldson Company, Inc. Common Stock Fund(1)	$210,973,632	$177,822,400
Fidelity Contrafund Pool(1)	$159,304,101	$145,639,354

(1)	Indicates a party-in-interest investment.